Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (150,309)	R$ (96,695)
Additions	(583,614)	(546,037)
Reversals	504,860	304,977
Write-offs	174,848	184,723
Monetary correction by Hyperinflation	(215)	(503)
Exchange rate variation	(3,091)	3,226
Ending balance	(57,521)	(150,309)
Realizable Value Through Sale [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(66,671)	(31,026)
Additions	(461,373)	(343,739)
Reversals	504,860	304,977
Write-offs
Monetary correction by Hyperinflation		(22)
Exchange rate variation	(3,124)	3,139
Ending balance	(26,308)	(66,671)
Impaired Inventories [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(73,694)	(54,015)
Additions	(113,370)	(193,040)
Reversals
Write-offs	164,245	173,648
Monetary correction by Hyperinflation	(208)	(311)
Exchange rate variation	46	24
Ending balance	(22,981)	(73,694)
Obsolete Inventories [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(9,944)	(11,654)
Additions	(8,871)	(9,258)
Reversals
Write-offs	10,603	11,075
Monetary correction by Hyperinflation	(7)	(170)
Exchange rate variation	(13)	63
Ending balance	R$ (8,232)	R$ (9,944)